RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due from related parties comprised of amounts receivable from the sales of goods

	At December 31,
	2011	2012
Zhejiang Yuhuan (1)	$339,376	$276,721
Jinko and its subsidiaries(2)	5,867,668	5,479,588
Quanzhou Heyday(3)	—	128,409
Xinjiang Garson(4)	—	4,919,772
Total	$6,207,044	$10,804,490

Schedule of amounts due to related parties comprised of amounts payable to purchase of raw materials
	At December 31,
	2011	2012
Zhejiang Yaohui (5)	$1,160,512	$2,000,307
Jinko and its subsidiaries (2)	3,752,565	16,227,011
Jiashan Kaiwo(6)	—	598,231
Total	$4,913,077	$18,825,549

Schedule of related party transactions
	Years ended December 31,
	2010	2011	2012
Sale of goods to Jinko and its subsidiaries(2)	—	6,757,761	59,480,575
Purchase of raw materials from Jinko and its subsidiaries (2)	—	4,487,954	85,050,423
Outsourced inventory to Jinko and subsidiaries(2)	—	—	2,570,365
Purchase of raw materials from Zhejiang Yaohui(5)	—	3,672,150	7,187,878
Rental payment to Zhejiang Yuhuan(1)	63,815	—	68,476
Rental expense to Zhejiang Yuhuan(1)	2,954	11,140	3,170
Sale of goods to Xinjiang Garson(4)	—	—	4,175,662
Purchase of raw materials from Jiashan Kaiwo(6)	—	—	1,208,202

In January 2009, Mr. Xianshou Li and his family individually or jointly provided guarantees of up to RMB900,000,000 ($144,459,900), for short-term and long-term borrowings from various domestic banks from January 24, 2009 to January 24, 2014.

(1)                  Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) was controlled by Xianshou Li.

(2)                  The brothers of Mr. Xianshou Li have been the founders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)

(3)     Quanzhou Heyday Solar Technology Co., Ltd. was a noncontrolling shareholder of Ningde Hengyang.

(4)     Xinjiang Garson Co., Ltd.(“ Xinjiang Garson”) was a noncontrolling shareholder of Keping.

(5)     The director of ReneSola Ltd has been the director of Zhejiang Yaohui Photovoltaic Co., Ltd.( “Zhejiang Yaohui”)

(6)     Jiashan Kaiwo Trading Co., Ltd.(“Jiashan Kaiwo”) was controlled by Xianshou Li.